Condensed Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Profit/(loss)	$ (7,922,063)	$ 14,425,439	$ (13,805,617)	$ (26,757,978)	$ (34,277,252)	$ (62,032,076)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustment	373,803	1,775	417,695	(12,305)	37,710	1,031,760
Gain/(Loss) for defined benefit plan	(12,118)	(17,989)	(54,353)	(61,594)	(48,593)	45,373
Reclassification adjustments:
Amortization of gains on defined benefit plan	(1,657)	(5,250)	(5,008)	(15,859)	(21,124)	(18,290)
Other comprehensive income/(loss) attributable to common stockholders	360,028	(21,464)	358,334	(89,758)	(32,007)	1,058,843
Comprehensive profit/(loss)	$ (7,562,035)	$ 14,403,975	$ (13,447,283)	$ (26,847,736)	$ (34,309,259)	$ (60,973,233)